Goodwill and intangible assets - Estimation of remaining amortization expense (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Amortization of intangible assets
2018	$ 15.8
2019	15.8
2020	15.8
2021	15.8
2022	14.6
2023 and thereafter	111.5
Total remaining amortization expense	$ 189.3
Minimum
Amortization of intangible assets
Intangible asset useful life	5 years
Maximum
Amortization of intangible assets
Intangible asset useful life	22 years 6 months